INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF EFFECTIVE INCOME TAX EXPENSE

	Year Ended December 31
	2022	2021	2020

Loss before income tax	$(18,347)	$(40,148)	$(5,936)
Statutory tax rate	23%	23%	23%
Income tax benefit at the statutory tax rate	4,220	9,234	1,365
Expenses not recognized for tax purposes	(4,220)	(9,234)	(876)
Recognition/Derecognition of deferred tax assets which were not recognized on prior periods	-	(142)	(506)
Income tax expense	-	(142)	(17)

SCHEDULE OF INCOME TAX EXPENSE
	Year Ended December 31
	2022	2021	2020

Current	$-	$-	$10
Prior year taxes	-	142	-
Deferred taxes, net	-	-	7
Total	$-	142	$17